UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Billeaud Capital Management, Inc.
Address:  514 Beverly Dr.
          Lafayette, LA 70503


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Billeaud
Title:  President
Phone:  (337) 233-7758


Signature, Place, and Date of Signing:

     /s/  Joseph S. Billeaud     Lafayette, LA     July 10, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $121,466 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AllianceBernstein Holding L.P. COM              01881G106      794     9121 SH       SOLE                                   9121
American International Group   COM               26874107     4808    68659 SH       SOLE                                  68659
Ameriprise Financial Inc.      COM              03076C106     3073    48347 SH       SOLE                                  48347
Apache Corp.                   COM               37411105     4026    49339 SH       SOLE                                  49339
Atmos Energy Corp.             COM               49560105     1194    39707 SH       SOLE                                  39707
Bank of America Corp.          COM               60505104     3785    77410 SH       SOLE                                  77410
Citigroup Inc.                 COM              172967101     2990    58303 SH       SOLE                                  58303
Caterpillar Inc.               COM              149123101     2809    35878 SH       SOLE                                  35878
Colgate-Palmolive Co.          COM              194162103     1617    24928 SH       SOLE                                  24928
ConocoPhillips                 COM              20825C104     3812    48563 SH       SOLE                                  48563
Chevron Corp.                  COM              166764100     4303    51082 SH       SOLE                                  51082
WisdomTree SmallCap Dividend   COM              97717W604      267     4665 SH       SOLE                                   4665
WisdomTree Europe High-Yld Eq. COM              97717W877      415     6110 SH       SOLE                                   6110
WisdomTree High-Yld Equity     COM              97717W208     5491    93032 SH       SOLE                                  93032
WisdomTree LargeCap Dividend   COM              97717W307     1014    16782 SH       SOLE                                  16782
WisdomTree Intl Small Cap Div  COM              97717W760      971    13576 SH       SOLE                                  13576
WisdomTree Dividend Top 100    COM              97717W406     5472    90103 SH       SOLE                                  90103
Dow Jones Select Div Index     COM              464287168     1897    26391 SH       SOLE                                  26391
Enterprise Products Partners   COM              293792107     1777    55866 SH       SOLE                                  55866
First Trust MS Div Leaders     COM              336917109      956    40291 SH       SOLE                                  40291
FPL Group Inc.                 COM              302571104     2542    44802 SH       SOLE                                  44802
General Electric Co.           COM              369604103     5541   144752 SH       SOLE                                 144752
Grant PrideCo                  COM              38821G101      538    10000 SH       SOLE                                  10000
Halliburton Co.                COM              406216101     1635    47400 SH       SOLE                                  47400
Home Depot Inc.                COM              437076102     3655    92891 SH       SOLE                                  92891
Nuveen Investments Inc.        COM              67090F106     2427    39058 SH       SOLE                                  39058
Johnson & Johnson              COM              478160104     3331    54058 SH       SOLE                                  54058
JP Morgan Chase & Co.          COM              46625H100     3612    74541 SH       SOLE                                  74541
Coca-Cola Co.                  COM              191216100     3375    64522 SH       SOLE                                  64522
Legg Mason Inc.                COM              524901105     2545    25874 SH       SOLE                                  25874
Medtronic Inc.                 COM              585055106     1947    37534 SH       SOLE                                  37534
3M Co.                         COM              88579Y101     1998    23019 SH       SOLE                                  23019
Microsoft Corp.                COM              594918104     1456    49396 SH       SOLE                                  49396
Newfield Exploration Co.       COM              651290108     1874    41142 SH       SOLE                                  41142
Pepsico, Inc.                  COM              713448108      214     3297 SH       SOLE                                   3297
Pfizer Inc.                    COM              717081103     2650   103655 SH       SOLE                                 103655
Southern Co.                   COM              842587107     2621    76449 SH       SOLE                                  76449
SPD Index Trust                COM              78462F103      396     2634 SH       SOLE                                   2634
AT&T Inc.                      COM              00206R102     3047    73429 SH       SOLE                                  73429
Target Corp                    COM              87612E106     1627    25588 SH       SOLE                                  25588
TEPPCO Partners LP             COM              872384102     1619    36501 SH       SOLE                                  36501
United Parcel Service Inc.     COM              911312106      345     4721 SH       SOLE                                   4721
Walgreen Co.                   COM              931422109     2703    62073 SH       SOLE                                  62073
Wachovia Corp.                 COM              929903102     1685    32878 SH       SOLE                                  32878
Wells Fargo & Co.              COM              949746101     4420   125682 SH       SOLE                                 125682
Washington Mutual Inc.         COM              939322103      245     5742 SH       SOLE                                   5742
Wal-Mart Stores Inc.           COM              931142103      531    11041 SH       SOLE                                  11041
William Wrigley Jr. Co.        COM              982526105     3508    63424 SH       SOLE                                  63424
Exxon Mobil Corp.              COM              30231G102     7907    94266 SH       SOLE                                  94266